RISKS AND UNCERTAINTIES (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.30%	18.50%	18.90%	18.00%	17.80%	16.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.50%	16.30%	17.50%	17.30%	15.90%	16.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.40%	15.00%	14.60%	14.50%	14.60%	13.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	12.50%	14.10%	13.50%	12.70%	12.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.40%	12.50%	11.40%	11.40%	12.20%	11.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Ten Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	98.10%	99.40%	96.70%	98.50%	98.50%	98.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Seven Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			97.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					96.40%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%		10.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	46.30%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		28.30%	25.10%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				37.60%	37.50%	33.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					18.20%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					16.00%	17.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					13.20%	15.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						14.00%
Average Rate [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	6.4701		6.4701		6.9042
Average Rate [Member] | Chinese Yuan [Member]
Concentration Risk [Line Items]
Foreign currency exchange rate, translation	6.4701		6.4701
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000		¥ 500,000		¥ 500,000